Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000143294 | Patrick Industries, Inc._1.75_2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000143294 | Lyft, Inc._0.625_2029-03-01
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000143294 | Airbnb, Inc._0_2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143294 | TripAdvisor, Inc._0.25_2026-04-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000143294 | Winnebago Industries, Inc._3.25_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000143294 | Natural Resource Partners, L.P._0
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | Avnet, Inc._1.75_2030-09-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | Global Payments, Inc._1.5_2031-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000143294 | Garrett Motion Holdings_7.75_2032-05-31
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | Ford Motor Company_0_2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143294 | 84762LAZ8 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143294 | 405024AD2 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000143294 | 12653CAJ7 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000143294 | 63900P608 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000143294 | 08265TAD1 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000143294 | 896945AD4 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000143294 | 974637AF7 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000143294 | 534187109 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000143294 | 825252406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000143294 | 29786AAL0 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000143294 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000143294 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000143294 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000143294 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000143294 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000143295 | U.S. Treasury Notes_3.5_2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000143295 | U.S. Treasury Notes_3.625_2030-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000143295 | U.S. Treasury Notes_4.375_2029-12-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000143295 | Timken Company (The)_4.5_2028-12-15
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | U.S. Treasury Notes_4.625_2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000143295 | U.S. Treasury Notes_4.5_2027-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000143295 | Bank OZK_2.75_2031-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | Mohawk Industries, Inc._5.85_2028-09-18
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000143295 | Penske Truck Leasing Company, L.P._5.7_2028-02-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143295 | LKQ Corporation_5.75_2028-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000143295 | 825252406 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000143295 | 92343EAL6 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143295 | 501044DE8 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000143295 | 444859BF8 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000143295 | 489170AE0 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000143295 | 958102AM7 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143295 | 559222BA1 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000143295 | 883203CA7 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000143295 | 91282CMN8 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000143295 | 74233QAA4 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000143295 | InvestmentType_Bank Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143295 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000143295 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	66.10%
C000143295 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000143295 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.40%